Consolidated Statements of Income and Comprehensive Income (Unaudited) - USD ($)	6 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Income Statement [Abstract]
Sales	$ 36,787,341	$ 29,887,244
Cost of sales	(30,844,955)	(24,534,360)
Gross profit	5,942,386	5,352,884
Operating expenses:
Selling, general and administrative	4,029,179	3,742,726
Research and development	1,223,213	928,582
Total operating expenses	5,252,392	4,671,308
Operating income	689,994	681,576
Other income (expenses):
Interest expenses, net	(952,644)	(926,237)
Other income, net	253,500	956,618
Total other income (expenses), net	(699,144)	30,381
Income (loss) before income taxes	(9,150)	711,957
Income tax provision		(69,626)
Net income (loss)	(9,150)	642,331
Net income (loss) attributable to non-controlling interests	(92)	6,423
Net income (loss) attributable to Huadi International Group Co., Ltd.	(9,058)	635,908
Net income (loss)	(9,150)	642,331
Other comprehensive income:
Foreign currency translation adjustment	658,742	875,195
Total comprehensive income	649,591	1,517,526
Comprehensive income attributable to non-controlling interests	6,495	8,752
Comprehensive income attributable to Huadi International Group Co., Ltd.	$ 643,096	$ 1,508,774
Basic and diluted earnings per share
Basic (in Dollars per share)		$ 0.06
Diluted (in Dollars per share)		$ 0.06
Weighted average number of shares outstanding
Basic (in Shares)	13,192,232	11,041,667
Diluted (in Shares)	13,192,232	11,041,667